Condensed consolidated Income Statement (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Income statement
Interest and similar income		£ 3,173	£ 3,938
Interest and similar expense		(1,502)	(2,117)
Net interest income		1,671	1,821
Fee and commission income		3,818	3,790
Fee and commission expenses		(939)	(961)
Net fee and commission income		2,879	2,829
Net trading income		4,225	2,093
Net investment income		(146)	337
Other income		8	42
Total income	[1]	8,637	7,122
Credit impairment charges		(2,674)	(510)
Net operating income		5,963	6,612
Staff costs		(2,191)	(2,354)
Infrastructure, administration and general expenses		(2,357)	(2,488)
Litigation and conduct		(19)	(68)
Operating expenses		(4,567)	(4,910)
Share of post-tax results of associates and joint ventures		126	10
Profit on disposal of subsidiaries, associates and joint ventures		1	13
Profit/(loss) before tax		1,523	1,725
Tax charge		(230)	(260)
Profit after tax		1,293	1,465
Attributable to:
Equity holders of the parent		960	1,171
Other equity instrument holders		333	294
Profit after tax		£ 1,293	£ 1,465

[1]

T he geographical analysis is now based on the location of office where the transactions are recorded, whereas in the prior year it was based on counterparty location. The approach was changed at year-end 2019 and is better aligned to the geographical view of the business following the implementation of structural reform. Prior year comparatives have been restated